Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Dec. 26, 2017	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
PIA BBB Bond Fund
Account Value [Line Items]
Line Graph and Table Measure Name	PIA BBB Bond Fund
Account Value	$ 12,970	$ 11,894	$ 11,390	$ 13,559	$ 13,642	$ 12,473	$ 10,651		$ 11,019	$ 10,300	$ 9,792	$ 10,000
PIA MBS Bond Fund
Account Value [Line Items]
Line Graph and Table Measure Name	PIA MBS Bond Fund
Account Value	$ 11,039	10,312	10,282	11,568	11,653	11,230	10,443		10,519	10,304	10,154	10,000
PIA High Yield MACS Fund
Account Value [Line Items]
Line Graph and Table Measure Name	PIA High Yield MACS Fund
Account Value	$ 14,934	13,049	11,599	12,677	11,705	10,714	9,993	$ 10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	PIA High Yield Fund
Account Value	$ 17,146	15,076	13,377	14,743	13,669	12,614	11,884		11,960	10,905	9,851	10,000
PIA Short Term Securities Fund
Account Value [Line Items]
Line Graph and Table Measure Name	PIA Short Term Securities Fund
Account Value	$ 11,979	11,306	10,758	10,920	10,908	10,700	10,383		10,257	10,170	10,037	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505		10,648	10,316	10,097	10,000
Bloomberg U.S. Credit Baa Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Baa Bond Index
Account Value	$ 13,327	12,185	11,685	13,828	13,792	12,621	10,769		11,136	10,363	9,825	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505		10,648	10,316	10,097	10,000
Bloomberg U.S. MBS Fixed Rate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Fixed Rate Index
Account Value	$ 11,147	10,386	10,359	11,705	11,792	11,345	10,507		10,558	10,337	10,170	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,916	10,214	10,095	11,582	11,717	10,922	9,858	10,000
Bloomberg U.S. High Yield Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield Corporate Bond Index
Account Value	$ 13,839	12,278	11,297	12,409	11,786	10,990	10,020	$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505		10,648	10,316	10,097	10,000
Bloomberg U.S. High Yield Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield Corporate Bond Index
Account Value	$ 16,383	14,535	13,374	14,689	13,952	13,010	11,862		11,820	10,828	9,658	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505		10,648	10,316	10,097	10,000
ICE BofA 1-Year U.S. Treasury Note Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-Year U.S. Treasury Note Index
Account Value	$ 11,691	$ 11,134	$ 10,663	$ 10,827	$ 10,823	$ 10,610	$ 10,290		$ 10,135	$ 10,075	$ 10,005	$ 10,000